Note 8 - Mineral Property Interests - Work Expenditure and Cash Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Huilacollo mining property [member]
Statement Line Items [Line Items]
Property payments	$ 8,750
Work expenditures	7,000
Baños del Indio mining property [member]
Statement Line Items [Line Items]
Property payments	3,150
Work expenditures	3,450
May 11, 2016 [member] | Huilacollo mining property [member]
Statement Line Items [Line Items]
Property payments	250
Work expenditures
September 22, 2016 [member] | Baños del Indio mining property [member]
Statement Line Items [Line Items]
Property payments	100
Work expenditures
May 11, 2018 [member] | Huilacollo mining property [member]
Statement Line Items [Line Items]
Property payments	500
Work expenditures	2,000
September 22, 2017 [member] | Baños del Indio mining property [member]
Statement Line Items [Line Items]
Property payments	100
Work expenditures	200
May 11, 2019 [member] | Huilacollo mining property [member]
Statement Line Items [Line Items]
Property payments
Work expenditures	3,000
September 22, 2018 [member] | Baños del Indio mining property [member]
Statement Line Items [Line Items]
Property payments	100
Work expenditures	250
May 11, 2020 [member] | Huilacollo mining property [member]
Statement Line Items [Line Items]
Property payments	250
Work expenditures
September 22, 2019 [member] | Baños del Indio mining property [member]
Statement Line Items [Line Items]
Property payments	200
Work expenditures	1,000
May 11, 2021 [member] | Huilacollo mining property [member]
Statement Line Items [Line Items]
Property payments	250
Work expenditures	2,000
September 22, 2020 [member] | Baños del Indio mining property [member]
Statement Line Items [Line Items]
Property payments	150
Work expenditures	2,000
May 11, 2022 [member] | Huilacollo mining property [member]
Statement Line Items [Line Items]
Property payments	7,500
Work expenditures
September 22, 2021 [member] | Baños del Indio mining property [member]
Statement Line Items [Line Items]
Property payments	2,500
Work expenditures